Commitments and Contingencies - Summary of Contractual Obligations (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Contractual Obligation Fiscal Year Maturity [Line Items]
2018	$ 83,352	$ 81,128
2019	70,600	188,586
2020	128,725	41,823
2021	60,600	99,948
2022	302,461	31,823
Thereafter	126,452	185,564
Total	772,190	628,872
2018	84,486
2019	72,158
2020	130,070
2021	161,792
2022	302,576
Thereafter	126,452
Total	877,534
Secured Term Loan Facilities and Revolving Credit Facilities [Member]
Contractual Obligation Fiscal Year Maturity [Line Items]
2018	83,352
2019	70,600
2020	128,725
2021	60,600
2022	302,461
Thereafter	126,452
Total	772,190
2017 Senior Unsecured Bonds [Member]
Contractual Obligation Fiscal Year Maturity [Line Items]
2021	100,000
Total	98,584	$ 125,000
Office Operating Leases [Member]
Contractual Obligation Fiscal Year Maturity [Line Items]
2018	1,134
2019	1,558
2020	1,345
2021	1,192
2022	115
Thereafter	0
Total	$ 5,344